Income Taxes - Summary of Unused Non-capital and Farm Losses (Detail) - Unused tax losses [member] $ in Thousands	12 Months Ended
Dec. 31, 2017 CAD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused non-capital and farm losses	$ 29,283
2030 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused non-capital and farm losses	32
2031 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused non-capital and farm losses	22
2032 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused non-capital and farm losses	877
2033 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused non-capital and farm losses	3,177
2034 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused non-capital and farm losses	1,782
2035 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused non-capital and farm losses	5,452
2036 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused non-capital and farm losses	6,558
2037 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused non-capital and farm losses	$ 11,383